Bank Loans (Details) - Part 3 $ in Thousands, ¥ in Millions		6 Months Ended
	Dec. 07, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 27, 2024 USD ($)	Aug. 27, 2024 CNY (¥)	Aug. 06, 2024 USD ($)	Aug. 06, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Apr. 11, 2024 USD ($)	Apr. 11, 2024 CNY (¥)	Apr. 10, 2024 USD ($)	Apr. 10, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 26, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 07, 2023 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)	Aug. 12, 2022	Apr. 15, 2022
Bank Loans [Line Items]
Short term loan	$ 22,600	$ 35,907									$ 7,000	¥ 50.0	$ 36,130			¥ 160.0			$ 17,500	¥ 125.0
Fixed interest rate											3.90%	3.90%		3.90%	3.90%		3.90%	3.90%			5.50%	5.50%	5.60%	5.50%
Long-term bebt	10 years															10 years
Loan amount outstanding	$ 6,000
Drew down loan amounts		9,200						¥ 65.3	$ 2,800	¥ 20.0			$ 11,300	$ 1,400	¥ 10.0		$ 2,800	¥ 20.0			$ 2,800	¥ 20.0
Loan facility		2,200						15.9
Interest Costs Capitalized		50
Short-term bank loans interest expense		600	$ 800
Aggregate credit line		51,500						366.8
Long-Term Debt [Member]
Bank Loans [Line Items]
Loan facility		$ 9,200						¥ 65.3
Bank of China Ningde Branch [Member]
Bank Loans [Line Items]
Weighted average interest rate		3.49%						3.49%					4.08%
Bank of China Ningde Branch [Member]
Bank Loans [Line Items]
Drew down loan amounts		$ 3,800						¥ 27.2
Line of Credit [Member]
Bank Loans [Line Items]
Aggregate credit line		$ 71,600						¥ 510.0
Subsequent Event [Member]
Bank Loans [Line Items]
Drew down loan amounts						$ 4,200	¥ 30.0
Subsequent Event [Member] | Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Bank Loans [Line Items]
Short term loan				$ 1,400	¥ 10.0
Fixed interest rate				3.75%	3.75%